Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Schedule Of Long Term Debt [Table Text Block]

At June 30, 2012 and December 31, 2011, debt consists of the following:

	2012	2011

Convertible debt - secured	$14,000	$1,749,764
Less: debt discount	(4,932)	(1,395,707)
Convertible debt - net	9,068	354,057

Auto loan - secured	20,808	26,236

Unsecured debt	4,471,996	2,380,315
Less: debt discount	(3,033,637)	(1,171,626)
Unsecured debt - net	1,438,359	1,208,689

Total debt	1,468,235	1,588,982

Less: current portion	(1,353,553)	(1,281,742)

Long term debt	$114,682	$307,240

At December 31, 2011 and 2010, debt consists of the following:

	2011	2010

Convertible debt - secured	$1,749,764	$605,000
Less: debt discount	(1,395,707)	(331,261)
Convertible debt - net	354,057	273,739

Auto loan - secured	26,236	-

Secured debt	-	187,500

Unsecured debt	2,380,315	78,249
Less: debt discount	(1,171,626)	-
Unsecured debt - net	1,208,689	78,249

Total debt	1,588,982	539,488

Less: current portion	(1,281,742)	(289,488)

Long term debt	$307,240	$250,000

Shedule Of Future Annual Principal Payments Of Debt [Table Text Block]
Future annual principal payments for the above debt is as follows:

Years Ended December 31,

2012 (6 months)	$1,853,662
2013	2,648,618
2014	4,524
2015	-
Total annual principal payments	$4,506,804

Schedule Of Convertible Notes [Table Text Block]

During the six months ended June 30, 2012 and the year ended December 31, 2011, the Company issued convertible debt totaling $519,950 and $4,679,253, respectively. The convertible debt includes the following terms:

		Six Months Ended	Year Ended
		June 30, 2012	December 31, 2011
		Amount of	Amount of
		Principal Raised	Principal Raised
Interest Rate		8% - 10%	0% - 18%
Default interest rate		0% - 20%	0% - 25%
Maturity		January 3, 2012 to October 11, 2014	June 30, 2011 to June 29, 2015

Conversion terms 1	Lesser of (1) a fifty percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Two and One-Half Cents ($0.025) per share	$-	$525,000
Conversion terms 2	200% - The "market price" will be equal to the average of (i) the average of the closing price of Company's common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	$-	$537,600
Conversion terms 3	200% of face. Average of the trading price 10 trading days immediately preceding the closing of the transaction	$-	$177,000
Conversion terms 4	200% of face. Fixed conversion price of $0.02	$-	$105,000
Conversion terms 5	300% of face. Fixed conversion price of $0.02	$-	$15,000
Conversion terms 6	35% of the three lowest trading prices for previous 10 trading days	$	$250,000
Conversion terms 7	45% of the three lowest trading prices for previous 10 trading days	$-	$327,500
Conversion terms 8	50% of average closing prices for 10 preceding trading days	$-	$76,353
Conversion terms 9	50% of lowest trade price for the last 20 trading days	$-	$45,000
Conversion terms 10	50% of the 3 lowest trades for previous 20 trading days	$-	$33,000
Conversion terms 11	50% of the lowest closing price for previous 5 trading days	$-	$250,000
Conversion terms 12	60% multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	$-	$233,000
Conversion terms 13	62% of lowest trade price for the last 7 trading days	$100,000	$40,000
Conversion terms 14	65% of the lowest trade price in the 30 trading days previous to the conversion	$19,950	$335,000
Conversion terms 15	65% of the three lowest trading price for previous 30 trading days	$-	$153,800
Conversion terms 16	70% of lowest average trading price for 30 trading days	$-	$1,366,000
Conversion terms 17	No fixed conversion option	$-	$35,000
Conversion terms 18	35% multiplied by the average of the lowest three (3) trading prices (as defined below) for the common stock during the ten (10) trading day period ending on the latest complete tradingday prior to the conversion date.	$400,000	$75,000
Conversion terms 19	Fixed conversion price of $0.03	$-	$100,000
		$519,950	$4,679,253

		Year ended	Year ended
		December 31, 2011	December 31, 2010
		Amount of	Amount of
		Principal Raised	Principal Raised
Interest Rate		0% - 18%	8%
Default interest rate		0% - 25%	0% - 22%
Maturity		June 30, 2011 to June 29, 2015	December 31, 2010 - December 1, 2013
Conversion terms 1	Lesser of (1) a Fifty Percent (50%) discount to the two lowest closing bid prices of the five days trading days immediately preceding the date of conversion or (ii) Two and One-Half Cents ($0.025) per share	$525,000	$-
Conversion terms 2	200% - The "market price" will be equal to the average of (i) the average of the closing price of Company's common stock during the 10 trading days immediately preceding the date hereof and (ii) the average of the 10 trading days immediately subsequent to the date hereof.	$537,600	$-
Conversion terms 3	200% of Face. Average of the trading price 10 trading days immidediately preceding the closing of the transaction	$177,000	$-
Conversion terms 4	200% of Face. Fixed conversion price of $0.02	$105,000	$-
Conversion terms 5	300% of Face. Fixed conversion price of $0.02	$15,000	$-
Conversion terms 6	35% of the three lowest trading prices for previous 10 trading days	$250,000	$-
Conversion terms 7	45% of the three lowest trading prices for previous 10 trading days	$327,500	$-
Conversion terms 8	50% of average closing prices for 10 preceding trading days	$76,353	$-
Conversion terms 9	50% of lowest trade price for the last 20 trading days	$45,000	$-
Conversion terms 10	50% of the 3 lowest trades for previous 20 trading days	$33,000	$-
Conversion terms 11	50% of the lowest closing price for previous 5 trading days	$250,000	$-
Conversion terms 12	60% Multiplied by the average of the lowest 3 trading prices for common stock during the ten trading days prior to the conversion date	$233,000	$130,000
Conversion terms 13	62% of lowest trade price for the last 7 trading days	$40,000	$-
Conversion terms 14	65% of the lowest trade price in the 30 trading days previous to the conversion	$335,000	$250,000
Conversion terms 15	65% of the three lowest trading price for previous 30 trading days	$153,800	$-
Conversion terms 16	70% of lowest average trading price for 30 trading days	$1,366,000	$-
Conversion terms 17	No fixed conversion option	$35,000	$-
Conversion terms 18	35% multiplied by the average of the lowest three (3) Trading Prices (as defined below) for the Common Stock during the ten (10) Trading Day period ending on the latest complete Trading Day prior to the Conversion Date. "	$75,000	$-
Conversion terms 19	Fixed conversion price of $0.03	$100,000	$-
Conversion terms 20	150% of Face	$-	$5,000
Conversion terms 21	200% of Face	$-	$426,000
Conversion terms 22	300% of Face	$-	$35,000
		$4,679,253	$846,000

Schedule Of Convertible Debt Activity and Terms [Table Text Block]

Convertible debt consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2011	$1,749,764
Borrowings during the six months ended June 30, 2012	519,950	8% - 10%	January 3, 2012 to October 11, 2014
Conversion of debt to into 209,732,083 shares of common stock with a valuation of $950,739 ($0.0035 - $0.0095/share)	(759,095)
Repayment of convertible debt	(2,518,343)
Interest and accrued interest (Included in total repayment)	15,632
Loss on repayment (Included in total repayment)	1,006,092
Balance – June 30, 2012	$14,000

		Interest Rate	Maturity
Convertible Debt balance as of December 31, 2009	$897,500
Borrowings during the year ended December 31, 2010	846,000	8%	March 3, 2010 - December 1, 2013
Conversion of debt into 9,908,906 shares of common stock with a valuation of $1,143,500 ( $0.045 - $0.667 /share)	(1,138,500)
Balance as of December 31, 2010	605,000
Borrowings during the year ended December 31, 2011	4,652,900	0% - 18%	January 30, 2011 - June 29, 2015
Reclassifications from convertible notes to unsecured demand notes	(585,000)
Conversion of debt to into 254,061,743 shares of common stock with a valuation of $4,268,857 ($0.0032 - $0.101/share)	(2,923,136)
Convertible Debt balance as of December 31, 2011	$1,749,764

Schedule Of Secured Debt Terms and Activity [Table Text Block]

Secured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Secured Debt balance as of December 31, 2009	$-
Borrowings during the year ended December 31, 2010	187,500	0%	May 18, 2010 - May 26, 2010
Balance as of December 31, 2010	187,500
Conversion of debt to into 7,500,000 shares of common stock with a valuation of $437,500 ($0.058 - $0.059/share)	(187,500)
Secured Debt balance as of December 31, 2011	$-

Schedule Of Unsecured Debt Activity and Terms [Table Text Block]

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2011	$2,380,432
Borrowings during the three months ended June 30, 2012	3,554,000	15%	January 13, 2012 – October 1, 2013
Conversion of debt to into 37,576,155 shares of common stock with a valuation of $469,683 ($0.0095 - $0.016/share)	(150,000)
Repayments	(1,534,670)
Interest and accrued interest (Included in total repayment)	32,005
Loss on repayment (Included in total repayment)	190,229
Balance - June 30, 2012	$4,471,996

Unsecured debt consisted of the following activity and terms:

		Interest Rate	Maturity
Unsecured Debt balance as of December 31, 2009	$30,000
Borrowings during the year ended December 31, 2010	1,177,499	0% - 10%	On Demand - September 29, 2011
Conversion of debt into 9,127,119 shares of common stock with a valuation of $1,439,141 ( $0.50/share)	(1,129,250)
Unsecured Debt balance as of December 31, 2010	78,249
Borrowings during the year ended December 31, 2011	1,960,000	8% - 15%	February 8, 2011 - June 21, 2014
Reclassifications from convertible notes to unsecured demand notes	585,000
Conversion of debt to into 32,777,378 shares of common stock with a valuation of $420,452 ($0.01 - $0.05/share)	(167,649)
Repayments	(75,285)
Unsecured Debt balance as of December 31, 2011	$2,380,315

Schedule Of Auto Loan Activity and Terms [Table Text Block]

Auto loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Balance - December 31, 2011	$26,236	6.99%	26 payments of $1,008
Repayments	(5,428)
Balance - June 30, 2012	$20,808

Auto loan account consisted of the following activity and terms:

		Interest Rate	Maturity
Auto loan balance as of December 31, 2010	-
Non-Cash fixed assets additions during the year ended December 31, 2011	32,568	6.99%	36 payments of $1,008
Repayments	(6,332)
Auto loan balance as of December 31, 2011	$26,236

Schedule Of Debt Issue Costs [Table Text Block]

The following is a summary of the Company’s debt issue costs for the six months ended June 30, 2012 and year ended December 31, 2011 as follows:

	2012	2011
Debt issue costs	$724,423	$305,283
Accumulated amortization of debt issue costs	(305,557)	(237,095)
Debt issue costs – net	$418,866	$68,188

The following is a summary of the Company’s debt issue costs:

	2011	2010
Debt issue costs	$305,283	$42,000
Accumulated amortization of debt issue costs	(237,095)	(7,596)
Debt issue costs – net	$68,188	$34,404

Schedule Of Debt Discount [Table Text Block]

The Company amortized $3,083,437 and $2,899,959 to interest expense in the six months ended June 30, 2012 and 2011 as follows:

Debt discount-December 31, 2011	$2,567,333
Additional debt discount – Six months ended June 30,2012	3,554,673
Amortization of debt discount – Six months ended June 30,2012	(3,083,437)
Debt discount June 30, 2012	$3,038,569

The Company amortized $3,237,219 in 2011 and $48,739 in 2010 to interest expense.

	2011	2010
Debt discount	$5,804,552	$380,000
Amortization of debt discounts	(3,237,219)	(48,739)
Debt discount – net	$2,567,333	$331,261